Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our Named Executive Officers (our “NEOs”), compensation “actually paid” to the NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company, the peer group total shareholder return and our net income for the past three fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to the Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. For more information about the compensation we pay to our NEOs, please see “Compensation Discussion and Analysis” above.
Pay Versus Performance
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs NEOs(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return*	Net Income ($000s)
2023	$4,212,670	$4,232,826	$3,796,120	$5,540,535	$123.65	$238.77	$127,771
2022	4,148,594	3,950,171	4,070,946	3,201,628	112.28	164.74	77,468
2021	4,274,081	4,415,059	3,678,973	4,286,164	150.68	202.78	81,013

*
Peer group total shareholder return is based on a self-constructed peer group composed of the following alternative asset management companies: Apollo Global Management, Inc., Ares Management Corporation, Blackstone Inc., The Carlyle Group Inc. and KKR & Co. Inc.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2023	Adam D. Portnoy	$3,621,760	$235,392	$10,956	$352,926	$11,792	$611,066	$4,232,826
2022	Adam D. Portnoy	3,318,484	227,424	(117,120)	577,534	(56,151)	631,687	3,950,171
2021	Adam D. Portnoy	3,221,576	267,600	83,681	782,105	60,097	1,193,483	4,415,059

(2)
The non-PEO NEOs in 2021, 2022 and 2023 are Jennifer B. Clark, Matthew P. Jordan, Jennifer F. Francis, John G. Murray and Jonathan M. Pertchik.

(3)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2023	$2,106,050	$390,261	$(40,575)	$2,067,855	$1,016,944	$3,434,485	$5,540,535
2022	1,996,310	1,648,410	(593,529)	401,430	(250,992)	1,205,318	3,201,628
2021	2,010,582	1,365,995	381,020	417,168	111,400	2,275,583	4,286,164

Named Executive Officers, Footnote	(2) The non-PEO NEOs in 2021, 2022 and 2023 are Jennifer B. Clark, Matthew P. Jordan, Jennifer F. Francis, John G. Murray and Jonathan M. Pertchik.
Peer Group Issuers, Footnote
Peer group total shareholder return is based on a self-constructed peer group composed of the following alternative asset management companies: Apollo Global Management, Inc., Ares Management Corporation, Blackstone Inc., The Carlyle Group Inc. and KKR & Co. Inc.

PEO Total Compensation Amount	$ 4,212,670	$ 4,148,594	$ 4,274,081
PEO Actually Paid Compensation Amount	$ 4,232,826	3,950,171	4,415,059
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2023	Adam D. Portnoy	$3,621,760	$235,392	$10,956	$352,926	$11,792	$611,066	$4,232,826
2022	Adam D. Portnoy	3,318,484	227,424	(117,120)	577,534	(56,151)	631,687	3,950,171
2021	Adam D. Portnoy	3,221,576	267,600	83,681	782,105	60,097	1,193,483	4,415,059

Non-PEO NEO Average Total Compensation Amount	$ 3,796,120	4,070,946	3,678,973
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,540,535	3,201,628	4,286,164
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2023	$2,106,050	$390,261	$(40,575)	$2,067,855	$1,016,944	$3,434,485	$5,540,535
2022	1,996,310	1,648,410	(593,529)	401,430	(250,992)	1,205,318	3,201,628
2021	2,010,582	1,365,995	381,020	417,168	111,400	2,275,583	4,286,164

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 123.65	112.28	150.68
Peer Group Total Shareholder Return Amount	238.77	164.74	202.78
Net Income (Loss)	$ 127,771,000	77,468,000	81,013,000
PEO Name	Adam D. Portnoy
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,621,760	3,318,484	3,221,576
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	611,066	631,687	1,193,483
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,392	227,424	267,600
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,956	(117,120)	83,681
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	352,926	577,534	782,105
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,792	(56,151)	60,097
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,106,050	1,996,310	2,010,582
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,434,485	1,205,318	2,275,583
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,575)	(593,529)	381,020
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,067,855	401,430	417,168
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,016,944	(250,992)	111,400
Non-PEO NEO | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 390,261	$ 1,648,410	$ 1,365,995